Recent accounting pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	Recent accounting pronouncements:

In November 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-17, “Balance Sheet Classification of Deferred Taxes”, as part of its simplification initiative. ASU 2015-17 requires that deferred tax assets and liabilities be classified as noncurrent. ASU 2015-17 is effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-Of-Credit Arrangements”.  The guidance in ASU 2015-03 as described below does not address the presentation or subsequent measurement of debt issuance costs related to line-of-credit (“LOC”) arrangements.  ASU 2015-15 states that the SEC staff would not object to an entity deferring and presenting debt issuance costs related to an LOC arrangement as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the LOC arrangement, regardless of whether there are outstanding borrowings. ASU 2015-15 is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In July 2015, the FASB delayed the effective date of ASU 2014-09, “Revenue from Contracts with Customers” by one year. Reporting entities may choose to adopt the standard as of the original effective date. The FASB decided, based on its outreach to various stakeholders and the forthcoming amendments to ASU 2014-09, that a deferral is necessary to provide adequate time to effectively implement the new revenue standard. ASU 2014-09 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, as part of its simplification initiative. ASU 2015-03 changes the presentation of debt issuance costs in financial statements such that an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. ASU 2015-03 is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.